DISCONTINUED OPERATIONS	12 Months Ended
Sep. 30, 2012
DISCONTINUED OPERATIONS [Abstract]
DISCONTINUED OPERATIONS
4.	DISCONTINUED OPERATIONS

Gaokao retake business operated by Champion Xinlixiang has been in a loss position. As a result, on September 27, 2011, the Company decided to discontinue operations of Gaokao retake business and put the related assets and business up for sale. On May 4, 2012, the Company completed the sale of this operation for total cash proceeds of US$157. The assets sold consisted primarily of cash and cash equivalents, accounts receivable, property and equipment, prepayment and other assets. The buyer also assumed certain income tax payable, deferred revenue and accrued liabilities and other liabilities.

The following is a summary of the net assets sold as initially determined at September 30, 2011 and as of May 4, 2012 and disposal gain recognized:

	As of September 30 2011	Disposed as of May 4 2012
	US$	US$

Current assets of discontinued operations:
Cash and cash equivalents	1,209	312
Accounts receivable, net	14	14
Prepayment and other current assets	309	324
Property, plant and equipment, net	774	-

	2,306	650

Current liabilities of discontinued operations:
Accrued expenses and other liabilities	548	348
Income tax payable	126	128
Deferred revenue, current portion	1,186	314

	1,860	790

Net liabilities disposed		(140)
Cash proceeds		157
Gain on disposition of the discontinued operation		297

Summarized operating results from the discontinued operations included in the Group's consolidated statements of operations were as follows for the years ended September 30, 2010, 2011 and 2012:

	Years ended September 30,
	2010	2011	2012
	US$	US$	US$
Revenues	2,167	1,776	1,045
Pre-tax profit (loss) from discontinued operations	(2,202)	(3,444)	(61)
Income tax expense	116	144	-
Income (loss) from discontinued operations, net of tax	(2,086)	(3,300)	(61)
Gain on disposal of discontinued operation	-	-	297
Net loss of discontinued operations attributable to noncontrolling interest, net of tax	33	-	-
Net (loss) income from discontinued operations attributable to China Distance Education Holding Limited, net of tax	(2,053)	(3,300)	236

All notes to the accompanying consolidated financial statements have reflected the effect of the discontinued operations, where applicable.